Stockholders' Equity - Additional Information (Detail)						1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 03, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	May 11, 2016 USD ($) $ / shares shares	Mar. 08, 2016	Feb. 01, 2016 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) shares	Jun. 30, 2016 $ / shares shares	Jun. 30, 2016 $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Class of Stock [Line Items]
Escrow receivable | $												$ 11,562,000
Issuance costs related to cash broker commissions | $									$ 2,128,000	$ 1,754,000	$ 1,754,000	18,000
Liquidation preference per share | $ / shares											$ 1.00
Dividend yield									0.00%
Stock-based compensation expense | $									$ 1,015,000	693,000	$ 1,125,000	$ 264,000
Common stock issued									7,767,981		5,796,091	4,952,487
Reverse stock split description									1-for-4 reverse stock split
Reverse stock split ratio				0.25
Common stock, shares authorized									200,000,000		50,000,000	50,000,000
Common stock, par value | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized									10,000,000		0
Convertible preferred stock, par value | $ / shares									$ 0.0001		$ 0.0001
Expected volatility of common stock Minimum									71.00%
Risk free rate									1.01%
Proceed from exercise of warrants | $		$ 5,300,000	$ 5,300,000						$ 5,342,000	$ 25,000	$ 25,000	$ 250,000
Warrants exercised, common stock shares		641,743	641,743				641,743
Dawson James Securities, Inc. [Member]
Class of Stock [Line Items]
Warrant expiration date									May 05, 2021
Warrants commencing date									Nov. 05, 2016
May 2016 Dawson James Securities, Inc. [Member]
Class of Stock [Line Items]
Dividend yield		0.00%
Expected volatility of common stock Minimum		87.00%
Risk free rate		1.20%
June 2016 Dawson James Securities, Inc. [Member]
Class of Stock [Line Items]
Dividend yield								0.00%
Expected volatility of common stock Minimum								87.00%
Risk free rate								1.23%
Minimum [Member]
Class of Stock [Line Items]
Expected life (in years)									2 years 6 months
Minimum [Member] | May 2016 Dawson James Securities, Inc. [Member]
Class of Stock [Line Items]
Expected life (in years)		4 years 11 months 27 days
Minimum [Member] | June 2016 Dawson James Securities, Inc. [Member]
Class of Stock [Line Items]
Expected life (in years)								4 years 11 months 1 day
Initial Public Offering [Member]
Class of Stock [Line Items]
Stock issued during period conversion of convertible securities, shares									250,000
Shares issued price per share | $ / shares	$ 12.00
Purchase price of common stock upon warrant exercise | $ / shares	$ 15
Number of additional shares purchasable upon warrant exercise	747
Initial public offering of common stock	24,900
Net proceeds from initial public offering of common stock | $	$ 300,000
Convertible preferred stock converted into common stock									250,000
Initial Public Offering [Member] | Dawson James Securities, Inc. [Member]
Class of Stock [Line Items]
Purchase price of common stock upon warrant exercise | $ / shares		$ 15.00	$ 15				$ 15.00	$ 15.00
Number of additional shares purchasable upon warrant exercise		27,600	27,600				747	747
License Agreement [Member] | BioHEP Technologies Ltd. [Member]
Class of Stock [Line Items]
Purchase price of common stock upon warrant exercise | $ / shares					$ 16.00
Number of additional shares purchasable upon warrant exercise					125,000
Common stock issued					125,000
Warrant expiration date					Aug. 01, 2018
2014 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of authorized shares of common stock to be issued									750,000		750,000	125,000
Expiry date of stock options awarded											10 years
Number of shares remain available for grant			0								114,519	100,000
Expected life (in years)											6 years
Expected volatility											87.00%
Risk free rate											1.40%
Dividend yield											0.00%
Weighted-average fair value of stock options granted | $ / shares											$ 8.87
Weighted-average remaining contractual life									8 years 9 months 18 days		9 years 7 months 6 days
Stock-based compensation expense | $											$ 1,125,000
Accelerated vesting of options to purchase of common stock											22,083
Stock-based compensation expense for accelerated vesting of options | $											$ 100,000
Fair value of stock options vested | $											683,000
Unrecognized stock-based compensation expense | $											$ 4,229,000
Weighted-average remaining vesting period											3 years 7 months 6 days
2014 Stock Incentive Plan [Member] | General and Administrative [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $											$ 802,000
2014 Stock Incentive Plan [Member] | Research and Development [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $											$ 323,000
2014 Stock Incentive Plan [Member] | Consultants [Member]
Class of Stock [Line Items]
Stock options to purchase shares issued											40,434
2014 Stock Incentive Plan [Member] | Employees [Member]
Class of Stock [Line Items]
Stock options to purchase shares issued											535,797
2014 Stock Incentive Plan [Member] | Director [Member]
Class of Stock [Line Items]
Stock options to purchase shares issued											35,000
2015 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Expiry date of stock options awarded			10 years
Number of shares remain available for grant			116,863
Number of shares of common stock reserved for future issuance			750,000
2015 Stock Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares remain available for grant			116,863
2014 and 2015 Stock Incentive Plans [Member]
Class of Stock [Line Items]
Fair value of stock options vested | $									$ 1,088,000
Unrecognized stock-based compensation expense | $									$ 4,051,000
Weighted-average remaining vesting period									2 years 10 months 24 days
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for services, shares												39,000
Net proceeds from initial public offering of common stock | $	$ 275,000		$ 10,200,000
Common Stock [Member] | Initial Public Offering [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares	$ 12.00		$ 12.00
Initial public offering of common stock	24,900		920,000				944,900
Net proceeds from initial public offering of common stock | $			$ 11,000,000
Common stock, shares authorized			200,000,000
Common stock, par value | $ / shares			$ 0.0001
Common Stock [Member] | License Agreement [Member] | BioHEP Technologies Ltd. [Member]
Class of Stock [Line Items]
Fair value of equity | $					$ 2,000,000
Common Stock [Member] | 2014 Financing Warrants [Member]
Class of Stock [Line Items]
Stock issued during period conversion of convertible securities, shares						840,479						963,510
Shares issued price per share | $ / shares												$ 12.00
Escrow receivable | $						$ 10,100,000
Purchase price of common stock upon warrant exercise | $ / shares												$ 12.00
Warrants exercisable period												5 years
Issuance costs related to cash broker commissions | $						$ 829,000						$ 925,000
Number of additional shares purchasable upon warrant exercise						67,238						77,081
Warrants issued to purchase shares of common stock, value | $						$ 382,000						$ 334,000
Common Stock [Member] | 2014 Stock Incentive Plan [Member] | Consultants [Member]
Class of Stock [Line Items]
Common stock issued for services, shares												25,000
Preferred Stock [Member] | Initial Public Offering [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares authorized			10,000,000
Convertible preferred stock, par value | $ / shares			$ 0.0001
Common Stock Warrants [Member]
Class of Stock [Line Items]
Fair value of equity | $									$ 800,000